Events after the reporting period	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Events after the reporting period
Note 20. Events after the reporting period
On 14 January 2025 the company executed a direct offering with existing fundamental healthcare investor, Alumni Capital LP, of 1,333,333 of the Company’s American Depositary Shares (“ADSs”) (or ADS equivalents in lieu thereof), each ADS representing 100 ordinary shares of the Company, at a purchase price of US$1.50 per ADS (or ADS equivalent in lieu thereof) and concurrent private placement of unregistered warrants to purchase up to an aggregate of 1,333,333 ADSs. The warrants will have an exercise price of US$1.50 per ADS, will be immediately exercisable upon issuance, and will expire five and
one-half
years
from the date of issuance.
Additionally, on 14 January 2025, Maxim (broker) received 40,000 warrants - ex price $1.50 with an expiry of 14 July 2030
Further, Alumni Capital LP received 553,440 ADSs paying US$1.50 per ADS for a total of US$830,160 and received 779,893 pre-funded
warrants with an
ex-price
of US$0.0001 paying US$1.4999 per prefunded warrant for a total of US$1,169,839.50. All 779,893 warrants were exercised on 30 January 2025. After fees of $139,999.98 were paid, the Company received US$1,859,999.52.
On 11 February 2025, the company executed a pull down against the existing ELOC agreement with Alumni Capital LP, in the amount of US$575,700 for 600,000 ADSs
On 31 March 2025, the Company announced the sale of all intellectual property and trademarks rights to Cantrixil for US$1 million.
On 1 April 2025, Kazia announced that it planned to affect an ADS ratio change to change the ratio of ADSs to ordinary shares from one ADS to one hundred ordinary shares to the new ratio of one ADS to five hundred ordinary shares. The ADS ratio change will have the same effect as a one-for-five
reverse ADS split for Kazia’s ADS holders. There will be no change to Kazia’s underlying ordinary shares, and no ordinary shares will be issued or cancelled in connection with the ADS ratio change. The ADS ratio change became effective on 17 April 2025.
On 12 May 2025, the company executed a pull down against the existing ELOC agreement with Alumni Capital LP, in the amount of US$91,770 for 30,000 ADSs.
On 12 May 2025, the Company received a notification (the Notification) from the Listing Qualifications Staff of the Nasdaq Stock Market LLC (Nasdaq) notifying the Company that from 28 March 2025 to 9 May 2025, the Company’s Market Value of Listed Securities (MVLS) was below the minimum of $35 million. The Notification has no immediate impact on the Company’s operations or listing and Kazia’s American Depositary Shares (ADSs) will continue to trade on the Nasdaq Capital Market under the ticker “KZIA”. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has 180 calendar days to regain compliance with the MVLS Requirement.
No other matter or circumstance has arisen since 31 December 2024 that has significantly affected, or may significantly affect the Consolidated entity’s operations, the results of those operations, or the Consolidated entity’s state of affairs in future financial years.